Related Party Transactions (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		The Company utilized office facilities provided by its president. The value of the office facilities provided by the Company’s president is nominal and immaterial to the financial statements, additionally the value of the services provided by the Company’s president are nominal and immaterial to the financial statements.
Payments for Other Fees	$ 15,249
Operating Costs Incurred And Reimbursed To Related Party		$ 10,662